Fair Value Measurements (Details) - Schedule of Level 3 fair value measurements inputs	Jun. 30, 2022	Mar. 31, 2022
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	11.5	11.5
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	9.82	9.8
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	2	5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	3.02	2.42
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0	0